Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Freedom 2035 Portfolio℠
September 30, 2023
VF-2035-NPRT3-1123
1.903281.114
Domestic Equity Funds - 37.7%
	Shares	Value ($)
VIP Contrafund Portfolio Initial Class (a)	374,865	16,853,951
VIP Equity-Income Portfolio Initial Class (a)	576,185	13,805,384
VIP Growth & Income Portfolio Initial Class (a)	727,422	18,862,063
VIP Growth Portfolio Initial Class (a)	325,844	27,755,429
VIP Mid Cap Portfolio Initial Class (a)	129,404	4,372,551
VIP Value Portfolio Initial Class (a)	539,499	9,775,723
VIP Value Strategies Portfolio Initial Class (a)	314,724	4,871,933
TOTAL DOMESTIC EQUITY FUNDS (Cost $80,042,339)		96,297,034

International Equity Funds - 33.6%
	Shares	Value ($)
VIP Emerging Markets Portfolio Initial Class (a)	2,976,570	29,527,572
VIP Overseas Portfolio Initial Class (a)	2,428,976	56,182,211
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $86,448,776)		85,709,783

Bond Funds - 28.5%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	988,494	8,847,022
Fidelity International Bond Index Fund (a)	679,221	6,031,479
Fidelity Long-Term Treasury Bond Index Fund (a)	1,715,451	15,627,756
VIP High Income Portfolio Initial Class (a)	922,460	4,224,868
VIP Investment Grade Bond II Portfolio - Initial Class (a)	4,131,443	38,050,593
TOTAL BOND FUNDS (Cost $81,071,923)		72,781,718

Short-Term Funds - 0.2%
	Shares	Value ($)
VIP Government Money Market Portfolio Initial Class 5.09% (a)(b) (Cost $516,542)	516,542	516,542

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $248,079,580)	255,305,077
NET OTHER ASSETS (LIABILITIES) - 0.0%	(33,600)
NET ASSETS - 100.0%	255,271,477

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	6,493,554	3,476,439	997,146	(159)	(23,318)	(102,507)	8,847,022
Fidelity International Bond Index Fund	4,940,348	1,940,488	873,450	66,244	(4,275)	28,368	6,031,479
Fidelity Long-Term Treasury Bond Index Fund	13,503,571	6,718,508	2,927,541	341,408	(359,940)	(1,306,842)	15,627,756
VIP Contrafund Portfolio Initial Class	14,469,135	3,691,491	4,110,117	145,650	64,024	2,739,418	16,853,951
VIP Emerging Markets Portfolio Initial Class	26,356,461	10,221,927	7,278,717	45,648	(410,140)	638,041	29,527,572
VIP Equity-Income Portfolio Initial Class	12,964,481	3,368,901	2,781,886	-	8,909	244,979	13,805,384
VIP Government Money Market Portfolio Initial Class 5.09%	1,545,066	2,991,265	4,019,789	73,130	-	-	516,542
VIP Growth & Income Portfolio Initial Class	16,777,656	4,485,767	3,809,108	63,040	41,544	1,366,204	18,862,063
VIP Growth Portfolio Initial Class	22,726,322	7,351,936	6,946,191	161,085	109,516	4,513,846	27,755,429
VIP High Income Portfolio Initial Class	3,579,302	1,158,395	654,067	2,516	(12,811)	154,049	4,224,868
VIP Investment Grade Bond II Portfolio - Initial Class	25,643,543	17,428,497	4,340,699	8,785	(30,266)	(650,482)	38,050,593
VIP Mid Cap Portfolio Initial Class	4,045,802	1,033,104	856,852	9,677	(14,972)	165,469	4,372,551
VIP Overseas Portfolio Initial Class	48,624,640	13,927,432	9,423,159	-	153,235	2,900,063	56,182,211
VIP Value Portfolio Initial Class	9,347,871	2,204,788	2,626,769	-	134,909	714,924	9,775,723
VIP Value Strategies Portfolio Initial Class	4,633,428	1,191,158	1,358,036	11,355	107,958	297,425	4,871,933
	215,651,180	81,190,096	53,003,527	928,379	(235,627)	11,702,955	255,305,077

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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